Transactions and Balances with Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Transactions and Balances with Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties:
	June 30, 2025		December 31, 2024
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current assets	$-	659	$-	$4,239
Current liabilities	$90	154	$55	$245
Non-current liabilities	$-	182	$-	$-

Schedule of Transactions with Related Parties	Transactions with related parties (not including amounts described in Note 6c):
	Six months ended		Year ended
	June 30,		December 31,
	2025	2024	2024

Research and development expenses	$55	$26	$63

Schedule of Benefits to Key Management Personnel	Benefits to key management personnel (including directors):
	Six months ended		Year ended
	June 30,		December 31,
	2025	2024	2024
Short-term benefits	$549	$438	$765

Management fees	$60	$60	$120

Cost of share-based payment	$151	$11	$157